INTEREST BEARING LOANS AND BORROWINGS - Summary of Outstanding Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Apr. 30, 2025	Feb. 28, 2025	Dec. 31, 2024	Oct. 31, 2024	Mar. 31, 2024	Nov. 30, 2023	May 31, 2023	Oct. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Nov. 30, 2020
Disclosure of detailed information about borrowings [line items]
Total debt	$ 3,067,745			$ 3,744,388
Debt issuance costs	(51,851)			(48,188)
Accrued finance expense	27,736			38,543
Short-term debt and current portion of long-term debt	320,520			460,318
Long-term portion of debt	2,747,225			3,284,070
$252.4 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	252,400
$34.8 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	34,800								$ 34,800
$219.6 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	219,600					$ 219,600
$606.7 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	606,700
$100.8 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	100,800											$ 100,800
$119.7 million revolving reducing credit facility
Disclosure of detailed information about borrowings [line items]
Notional amount	119,700		$ 119,700
$129.4 million revolving reducing credit facility
Disclosure of detailed information about borrowings [line items]
Notional amount	129,400							$ 129,400
$104.0 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	104,000
$60.6 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	60,600						$ 60,600
$63.5 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	63,500						$ 63,500
$512.1 million lease financing
Disclosure of detailed information about borrowings [line items]
Notional amount	512,100				$ 512,100
$42.9 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	42,900
$47.0 million revolving reducing credit facility
Disclosure of detailed information about borrowings [line items]
Notional amount	47,000		47,000
$72.3 million revolving reducing credit facility
Disclosure of detailed information about borrowings [line items]
Notional amount	72,300		$ 72,300
$94.5 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	94,500
$133.7 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	133,700
$58.5 million revolving reducing credit facility
Disclosure of detailed information about borrowings [line items]
Notional amount	58,500										$ 58,500
$58.5 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	58,500
$130.0 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	130,000
$65.0 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	65,000
$65.0 million revolving reducing credit facility
Disclosure of detailed information about borrowings [line items]
Notional amount	65,000									$ 65,000
$65.0 million revolving reducing credit facility
Disclosure of detailed information about borrowings [line items]
Notional amount	65,000									65,000
$65.0 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	65,000									$ 65,000
$1,286.5 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	1,286,500	$ 1,286,500
U.S. dollar denominated floating rate debt
Disclosure of detailed information about borrowings [line items]
Total debt	$ 3,091,860			3,754,033
U.S. dollar denominated floating rate debt | $252.4 million term loan facility
Disclosure of detailed information about borrowings [line items]
Tenor (years)	5 years
Amortization Profile (years)	18 years
Total debt	$ 34,791			39,285
U.S. dollar denominated floating rate debt | $34.8 million term loan facility
Disclosure of detailed information about borrowings [line items]
Tenor (years)	5 years
Amortization Profile (years)	20 years
Total debt	$ 0			14,259
U.S. dollar denominated floating rate debt | $219.6 million term loan facility
Disclosure of detailed information about borrowings [line items]
Tenor (years)	5 years
Amortization Profile (years)	18 years
Total debt	$ 181,149			203,122
U.S. dollar denominated floating rate debt | $606.7 million term loan facility
Disclosure of detailed information about borrowings [line items]
Tenor (years)	9 years
Amortization Profile (years)	19 years 8 months 12 days
Total debt	$ 545,951			594,586
U.S. dollar denominated floating rate debt | $100.8 million term loan facility
Disclosure of detailed information about borrowings [line items]
Tenor (years)	5 years
Amortization Profile (years)	17 months
Total debt	$ 0			70,050
U.S. dollar denominated floating rate debt | $119.7 million revolving reducing credit facility
Disclosure of detailed information about borrowings [line items]
Tenor (years)	5 years
Amortization Profile (years)	18 years
Total debt	$ 31,337			0
U.S. dollar denominated floating rate debt | $129.4 million revolving reducing credit facility
Disclosure of detailed information about borrowings [line items]
Tenor (years)	5 years
Amortization Profile (years)	18 years
Total debt	$ 0			114,498
U.S. dollar denominated floating rate debt | $104.0 million term loan facility
Disclosure of detailed information about borrowings [line items]
Tenor (years)	6 years
Amortization Profile (years)	18 years
Total debt	$ 76,984			84,703
U.S. dollar denominated floating rate debt | $60.6 million term loan facility
Disclosure of detailed information about borrowings [line items]
Tenor (years)	4 years
Amortization Profile (years)	18 years
Total debt	$ 51,276			55,939
U.S. dollar denominated floating rate debt | $63.5 million term loan facility
Disclosure of detailed information about borrowings [line items]
Tenor (years)	6 years
Amortization Profile (years)	18 years
Total debt	$ 54,386			58,918
U.S. dollar denominated floating rate debt | $512.1 million lease financing
Disclosure of detailed information about borrowings [line items]
Tenor (years)	10 years
Amortization Profile (years)	20 years 7 months 6 days
Total debt	$ 478,033			512,057
U.S. dollar denominated floating rate debt | $42.9 million term loan facility
Disclosure of detailed information about borrowings [line items]
Tenor (years)	5 years
Amortization Profile (years)	18 years
Total debt	$ 0			32,175
U.S. dollar denominated floating rate debt | $47.0 million revolving reducing credit facility
Disclosure of detailed information about borrowings [line items]
Tenor (years)	5 years
Amortization Profile (years)	20 years
Total debt	$ 0			0
U.S. dollar denominated floating rate debt | $72.3 million revolving reducing credit facility
Disclosure of detailed information about borrowings [line items]
Tenor (years)	5 years
Amortization Profile (years)	18 years
Total debt	$ 0			46,875
U.S. dollar denominated floating rate debt | $94.5 million term loan facility
Disclosure of detailed information about borrowings [line items]
Tenor (years)	5 years
Amortization Profile (years)	20 years
Total debt	$ 84,814			90,349
U.S. dollar denominated floating rate debt | $133.7 million term loan facility
Disclosure of detailed information about borrowings [line items]
Tenor (years)	12 years
Amortization Profile (years)	17 years
Total debt	$ 51,116			55,048
U.S. dollar denominated floating rate debt | $58.5 million revolving reducing credit facility
Disclosure of detailed information about borrowings [line items]
Tenor (years)	5 years
Amortization Profile (years)	20 years
Total debt	$ 0			48,750
U.S. dollar denominated floating rate debt | $58.5 million term loan facility
Disclosure of detailed information about borrowings [line items]
Tenor (years)	5 years
Amortization Profile (years)	20 years
Total debt	$ 45,500			48,750
U.S. dollar denominated floating rate debt | $130.0 million term loan facility
Disclosure of detailed information about borrowings [line items]
Tenor (years)	5 years
Amortization Profile (years)	20 years
Total debt	$ 108,063			114,563
U.S. dollar denominated floating rate debt | $65.0 million term loan facility
Disclosure of detailed information about borrowings [line items]
Tenor (years)	5 years
Amortization Profile (years)	20 years
Total debt	$ 55,250			58,500
U.S. dollar denominated floating rate debt | $65.0 million revolving reducing credit facility
Disclosure of detailed information about borrowings [line items]
Tenor (years)	5 years
Amortization Profile (years)	20 years
Total debt	$ 0			57,688
U.S. dollar denominated floating rate debt | $65.0 million revolving reducing credit facility
Disclosure of detailed information about borrowings [line items]
Tenor (years)	5 years
Amortization Profile (years)	18 years
Total debt	$ 0			58,681
U.S. dollar denominated floating rate debt | $65.0 million term loan facility
Disclosure of detailed information about borrowings [line items]
Tenor (years)	5 years
Amortization Profile (years)	20 years
Total debt	$ 56,063			59,312
U.S. dollar denominated floating rate debt | $1,286.5 million term loan facility
Disclosure of detailed information about borrowings [line items]
Tenor (years)	5 years
Amortization Profile (years)	20 years
Total debt	$ 1,237,147			$ 1,335,925